Indebtedness (Details) $ in Thousands, $ in Millions					3 Months Ended		9 Months Ended
	Sep. 13, 2024 USD ($)	Apr. 27, 2021 USD ($)	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Aug. 12, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024	Dec. 06, 2019 USD ($)
Indebtedness [Line Items]
Principal amount					$ 4,057,211		$ 4,057,211				$ 3,493,607
Loan interest rate					5.00%		5.00%
Repurchased principal amount (in Dollars)
Interest expense on borrowings					73,739	$ 58,919	$ 201,009	$ 172,824
Warrants and rights outstanding terms							10 years
Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Loan interest rate						11.87%		11.87%	11.87%
Senior Secured Credit Facilities [Member]
Indebtedness [Line Items]
Revolving credit facility (in Dollars)			$ 200,000
Term Loan B — U.S. Facility [Member]
Indebtedness [Line Items]
Credit exposure (in Dollars)													$ 1,908.5
Telesat Lightspeed Financing Warrants [Member]
Indebtedness [Line Items]
Loan interest rate												11.87%
2027 Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description				October 2027
Repurchased principal amount (in Dollars)								$ 11,400	$ 8.2
Debt Exchange								4,500	$ 3.3
2027 Senior Unsecured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Principal amount				$ 550.0
Loan interest rate				6.50%
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)
Principal amount		5.625%
2026 Senior Secured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Principal amount		$ 500.0
2027 Senior Secured Notes [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)
2027 Senior Secured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Principal amount													$ 400.0
Loan interest rate			4.875%										4.875%
Borrowings maturity date, description			June 2027
2030 Senior Secured Term Loan [Member]
Indebtedness [Line Items]
Loan interest rate										2.00%
2030 Senior Secured Term Loan [Member] | Secured Overnight Financing Rate [Member]
Indebtedness [Line Items]
Loan interest rate										8.50%
2030 Senior Secured Term Loan [Member] | Secured Term Loan [Member]
Indebtedness [Line Items]
Principal amount										$ 120.0
Government of Quebec [Member]
Indebtedness [Line Items]
Interest expense on borrowings							73,100
Government of Quebec [Member] | Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Payments for debt issue costs					15,700		52,000
Government of Canada [Member] | Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)	$ 2,140.0
Open market purchases	$ 400.0
Payments for debt issue costs					$ 84,300		$ 278,000